Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	MARA HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36555
Entity Tax Identification Number	01-0949984
Entity Address, Address Line One	1010 South Federal Highway
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	800
Local Phone Number	804-1690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001507605
Amendment Flag	false